Shareholder Report, Holdings (Details)	Aug. 31, 2024
Fidelity Preferred Securities & Income ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Preferred Securities & Income ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Preferred Securities & Income ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Preferred Securities & Income ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Preferred Securities & Income ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Preferred Securities & Income ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Preferred Securities & Income ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Preferred Securities & Income ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Preferred Securities & Income ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Preferred Securities & Income ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Preferred Securities & Income ETF | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Preferred Securities & Income ETF | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Preferred Securities & Income ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Fidelity Preferred Securities & Income ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Fidelity Preferred Securities & Income ETF | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Preferred Securities & Income ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Preferred Securities & Income ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	89.70%
Fidelity Preferred Securities & Income ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Preferred Securities & Income ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Preferred Securities & Income ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Preferred Securities & Income ETF | France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Preferred Securities & Income ETF | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Preferred Securities & Income ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Preferred Securities & Income ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Preferred Securities & Income ETF | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Preferred Securities & Income ETF | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Fidelity Preferred Securities & Income ETF | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Preferred Securities & Income ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Preferred Securities & Income ETF | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Preferred Securities & Income ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Enhanced High Yield ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Enhanced High Yield ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Enhanced High Yield ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Enhanced High Yield ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Enhanced High Yield ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Enhanced High Yield ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Enhanced High Yield ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Enhanced High Yield ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Enhanced High Yield ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Enhanced High Yield ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Enhanced High Yield ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Enhanced High Yield ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	47.50%
Fidelity Enhanced High Yield ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Enhanced High Yield ETF | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	47.90%
Fidelity Enhanced High Yield ETF | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Enhanced High Yield ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	84.70%
Fidelity Enhanced High Yield ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Enhanced High Yield ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Enhanced High Yield ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Enhanced High Yield ETF | France
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Enhanced High Yield ETF | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Enhanced High Yield ETF | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Enhanced High Yield ETF | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Enhanced High Yield ETF | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Enhanced High Yield ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Enhanced High Yield ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Fidelity Enhanced High Yield ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Sustainable High Yield ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Sustainable High Yield ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Sustainable High Yield ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Sustainable High Yield ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Sustainable High Yield ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Sustainable High Yield ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Sustainable High Yield ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Sustainable High Yield ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Sustainable High Yield ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Sustainable High Yield ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Sustainable High Yield ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Sustainable High Yield ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Fidelity Sustainable High Yield ETF | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Sustainable High Yield ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Sustainable High Yield ETF | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	39.50%
Fidelity Sustainable High Yield ETF | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Sustainable High Yield ETF | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Sustainable High Yield ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	82.20%
Fidelity Sustainable High Yield ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Sustainable High Yield ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Sustainable High Yield ETF | France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Sustainable High Yield ETF | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Sustainable High Yield ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Sustainable High Yield ETF | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Sustainable High Yield ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Sustainable High Yield ETF | Tanzania, United Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Sustainable High Yield ETF | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Sustainable High Yield ETF | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Sustainable High Yield ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Fidelity Sustainable High Yield ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Sustainable High Yield ETF | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Sustainable High Yield ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%